10 Trade receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade Receivables
Schedule of financial position
	December 31, 2020	December 31, 2019
Private sector:
General (i) and special customers (ii)	1,663,738	1,505,150
Agreements (iii)	398,367	378,341

	2,062,105	1,883,491
Government entities:
Municipal	473,201	472,666
Federal	3,859	2,805
Agreements (iii)	333,740	277,047

	810,800	752,518
Wholesale customers – Municipal governments: (iv)
Mogi das Cruzes	3,582	3,278
São Caetano do Sul	18,808	9,871

Total wholesale customers – Municipal governments	22,390	13,149

Unbilled supply	713,310	745,884

Subtotal	3,608,605	3,395,042
Allowance for doubtful accounts	(1,157,619)	(1,042,015)

Total	2,450,986	2,353,027

Current	2,204,029	2,137,752
Noncurrent	246,957	215,275

	2,450,986	2,353,027

(i)	General customers - residential and small and mid-sized companies;

(ii)	Special customers - large consumers, commercial, industries, condominiums and special billing customers (fixed demand agreements, industrial waste, wells, among others);

(iii)	Agreements - installment payments of past-due receivables, plus monetary adjustment and interest, according to the agreements;

(iv)	Wholesale basis customers - municipal governments - This balance refers to invoices issued as a result of services provided to municipalities, which are responsible for distributing to, billing and charging final customers.

Schedule of aging of trade receivables

The aging of trade receivables is as follows

	December 31, 2020	December 31, 2019

Current	1,793,104	1,762,606
Past-due:
Up to 30 days	340,760	330,488
From 31 to 60 days	177,103	164,913
From 61 to 90 days	120,488	86,765
From 91 to 120 days	88,323	58,971
From 121 to 180 days	113,060	81,003
From 181 to 360 days	82,365	33,206
Over 360 days	893,402	877,090
Total past-due	1,815,501	1,632,436
Total	3,608,605	3,395,042

Schedule of allowance for doubtful accounts

 Allowance for doubtful accounts

	December 31, 2020	December 31, 2019	December 31, 2018

Balance at beginning of the year	1,042,015	1,099,442	1,067,973
Additions	176,776	54,064	61,315
Recoveries	(61,172)	(111,491)	(29,846)

Balance at the end of the year	1,157,619	1,042,015	1,099,442

Schedule of reconciliation of estimated/historic losses of income
Reconciliation of estimated/historical losses of income	December 31, 2020	December 31, 2019	December 31, 2018

Write-offs	(329,512)	(179,929)	(184,555)
(Losses)/reversal with state entities - related parties	290	(5,597)	1,294
(Losses) with private sector / government entities	(176,776)	(54,064)	(61,315)
(Losses)/reversal with wholesale customers	-	-	(29,458)
Recoveries	61,172	111,491	107,307

Amount recorded expense (Note 29)	(444,826)	(128,099)	(166,727)